Document and Entity Information Document	Jun. 02, 2020	Dec. 05, 2019
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jun. 02, 2020
Entity Registrant Name		CrowdStrike Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38933
Entity Tax Identification Number		45-3788918
Entity Address, Address Line One		150 Mathilda Place
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Sunnyvale
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94086
City Area Code		888
Local Phone Number		512-8906
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.0005 par value
Trading Symbol		CRWD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001535527
Amendment Flag		false